Costs (Tables)	12 Months Ended
Jun. 30, 2024
Costs
Schedule of costs
	06.30.2024	06.30.2023	06.30.2022
Other operative costs	228	276	411
Cost of property operations	228	276	411
Crops	168,775	178,594	276,543
Sugarcane	42,128	47,838	77,331
Cattle	20,404	17,194	24,983
Supplies	59,483	35,376	35,680
Consignment	9,379	15,451	27,355
Advertising and brokerage fees	15,551	12,757	13,378
Agricultural rental and other services	7,729	6,316	6,079
Cost of sales and services from agricultural business	323,449	313,526	461,349
Trading properties and developments	5,082	3,892	3,758
Rental and services	75,353	82,401	73,621
Hotel operations, tourism services and others	28,931	28,285	19,799
Cost of sales and services from sales and services from urban properties and investment business	109,366	114,578	97,178
Total costs	433,043	428,380	558,938